Cash-based awards (Details 5) - CHF (SFr) SFr / shares in Units, SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 953
Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	CCA were granted in February 2019, 2018 and 2017 to managing directors and directors as part of the 2018, 2017 and 2016 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code or similar regulations in other jurisdictions, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period. CCA generally provide a conditional right to receive semi-annual cash payments of interest equivalents until settled, with rates being dependent upon the vesting period and currency of denomination: p CCA granted in 2019, 2018 and 2017 that are denominated in US dollars and vest three years from the date of grant receive interest equivalents at a rate of 4.46%, 3.05% and 4.27%, respectively, per annum over the six-month US dollar London Interbank Offered Rate (LIBOR); p CCA granted in 2019, 2018 and 2017 that are denominated in Swiss francs and vest three years from the date of grant receive interest equivalents at a rate of 3.73%, 2.24% and 3.17%, respectively, per annum over the six-month Swiss franc LIBOR; p CCA granted in 2017 that are denominated in US dollars and vest five or seven years from the date of grant receive interest equivalents at a rate of 4.27% per annum over the six-month US-dollar LIBOR; and p CCA granted in 2017 that are denominated in Swiss francs and vest five or seven years from the date of grant receive interest equivalents at a rate of 3.03% and 2.93%, respectively, per annum over the six-month Swiss franc LIBOR. The rates were set in line with market conditions at the time of grant and existing high-trigger and low-trigger contingent capital instruments that the Group has issued. For CCA granted in February 2019, employees who received compensation in Swiss francs received CCA denominated in Swiss francs and all other employees received CCA denominated in US dollars. As CCA qualify as going concern loss-absorbing capital of the Group, the timing and form of distribution upon settlement is subject to approval by FINMA. At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The fair value will be determined by the Group. In the case of a cash settlement, the CCA award will be converted into the local currency of each respective employee. CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero and forfeited if any of the following trigger events were to occur: p the Group’s reported common equity tier 1 (CET1) ratio falls below 7%; or p FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
Estimated unrecognized compensation expense	SFr 141
Contingent Capital Awards (CCA) | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Contingent Capital Awards (CCA) | UK PRA staff or similuar regulations, Risk takers | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	5 years
Contingent Capital Awards (CCA) | UK PRA staff or similuar regulations, Senior managemement | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
Contingent Capital Share Awards Conversion | Grant Date, March, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In March 2016, the Group executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective CCA into Contingent Capital share awards at a conversion price of CHF 14.57. CCA holders elected to convert CHF 226 million of their CCA into Contingent Capital share awards during the election period. This fair value represented an approximate conversion rate of 15%. Each Contingent Capital share award had a grant-date fair value of CHF 14.45 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original CCA.
Percentage of employees electing to exchange their existing awards for new awards	15.00%
Conversion price	SFr 14.57
Grant-date fair value	SFr 14.45
Amount of cash awards that were converted into share awards		SFr 226
Other Cash Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 179
Plus Bond awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Capital Opportunity Facility (COF)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	Capital Opportunity Facility (COF): participants elected for their award to be referenced to a COF. The COF is a seven-year facility that is linked to the performance of a portfolio of risk-transfer and capital mitigation transactions to be entered into with the Group chosen by a COF management team. The value of the COF awards will be reduced if there are losses from the COF portfolio, up to the full amount of the award. Participants who elect the COF will receive semi-annual US dollar cash distributions of 6.5% per annum until settlement in cash in 2021, and such semi-annual distributions will reduce the cash settlement amount payable in 2021;
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
2008 Partner Asset Facility (PAF) awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	As part of the 2008 annual compensation process, the Group granted employees in the former Investment Banking division with the corporate title of managing director or director the majority of the deferred compensation in the form of 2008 Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards were indexed to, and represented a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in the former Investment Banking division. In the final year of the contractual term, the PAF holders received a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool. During 2017, the final settlement of the outstanding PAF awards of CHF 789 million was made.
Final payout upon settlement			SFr 789
2011 Partner Asset Facility (PAF2)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	As part of the 2011 annual compensation process, the Group awarded a portion of deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units were essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group's derivative activities, including both current and possible future swaps and other derivative transactions.
2011 Partner Asset Facility Conversion (PAF2)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	PAF2 awards were linked to a portfolio of the Group's credit exposures, providing risk offset and capital relief. Due to regulatory changes, this capital relief would no longer be available. As a result, the Group restructured the awards, requiring PAF2 holders to reallocate the exposure of their awards from the pool of counterparty credit risks in the original PAF2 structure to one of the following options, or a combination thereof: p i) Capital Opportunity Facility (COF): participants elected for their award to be referenced to a COF. The COF is a seven-year facility that is linked to the performance of a portfolio of risk-transfer and capital mitigation transactions to be entered into with the Group chosen by a COF management team. The value of the COF awards will be reduced if there are losses from the COF portfolio, up to the full amount of the award. Participants who elect the COF will receive semi-annual US dollar cash distributions of 6.5% per annum until settlement in cash in 2021, and such semi-annual distributions will reduce the cash settlement amount payable in 2021; and p ii) CCA: participants elected to receive CCA, with similar terms to the instruments granted as part of the 2013 compensation awards.
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 912
Bank | Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 136
Bank | Contingent Capital Share Awards Conversion | Grant Date, March, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In March 2016, the Bank executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective CCA into Contingent Capital share awards at a conversion price of CHF 14.57. CCA holders elected to convert CHF 213 million of their CCA into Contingent Capital share awards during the election period. This fair value represented an approximate conversion rate of 15%. Each Contingent Capital share award had a grant-date fair value of CHF 14.45 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original CCA.
Percentage of employees electing to exchange their existing awards for new awards	15.00%
Conversion price	SFr 14.57
Grant-date fair value	SFr 14.45
Amount of cash awards that were converted into share awards		SFr 213
Bank | Other Cash Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 160
Bank | Plus Bond awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Bank | 2008 Partner Asset Facility (PAF) awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Final payout upon settlement			SFr 789